Shareholder Fees	Nov. 04, 2026
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class III
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)	[1]
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class IV
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)	[1]
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | Class VI
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)	[1]
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class R6
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
GMO Emerging Country Debt Shares Fund | GMO Emerging Country Debt Shares Fund | Class I
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	(0.50%)	[2]

[1]	For additional information, see “Purchase Premiums and Redemption Fees” on page 202 of this Prospectus.
[2]	These amounts are paid to and retained by GMO Emerging Country Debt Fund (“ECDF”), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs. The purchase premiums and redemption fees paid by the Fund to ECDF are indirectly borne pro rata by each Fund shareholder in connection with the Fund’s investments in, and redemptions from, ECDF (including investments or redemptions made in connection with another Fund shareholder’s purchase or redemption of Fund shares).